Condensed Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Oct. 01, 2019
Balance (in Shares) at Oct. 01, 2019
Issuance of Class B ordinary shares to Sponsor		$ 201	24,799		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		2,012,500
Issuance of Representative Shares		$ 7	862		869
Issuance of Representative Shares (in Shares)		70,000
Sale of 8,050,000 Units, net of underwriting discounts and offering expenses	$ 805		72,182,581		72,183,386
Sale of 8,050,000 Units, net of underwriting discounts and offering expenses (in Shares)	8,050,000
Sale of 2,811,250 Private Warrants			260,293		260,293
Change in value of Class A ordinary shares subject to possible redemption	$ (669)		(66,934,534)		(66,935,203)
Change in value of Class A ordinary shares subject to possible redemption (in Shares)	(6,690,513)
Net income (loss)				(534,344)	(534,344)
Balance at Dec. 31, 2019	$ 136	$ 208	5,534,001	(534,344)	5,000,001
Balance (in Shares) at Dec. 31, 2019	1,359,487	2,082,500
Change in value of Class A ordinary shares subject to possible redemption	$ (43)		(4,741,763)		(4,741,806)
Change in value of Class A ordinary shares subject to possible redemption (in Shares)	(429,805)
Net income (loss)				4,741,806	4,741,806
Balance at Mar. 31, 2020	$ 93	$ 208	792,238	4,207,462	5,000,001
Balance (in Shares) at Mar. 31, 2020	929,682	2,082,500
Balance at Dec. 31, 2019	$ 136	$ 208	5,534,001	(534,344)	5,000,001
Balance (in Shares) at Dec. 31, 2019	1,359,487	2,082,500
Change in value of Class A ordinary shares subject to possible redemption	$ 5		109,444		109,449
Change in value of Class A ordinary shares subject to possible redemption (in Shares)	53,718
Net income (loss)				(109,449)	(109,449)
Balance at Dec. 31, 2020	$ 141	$ 208	5,643,445	(643,793)	5,000,001
Balance (in Shares) at Dec. 31, 2020	1,413,205	2,082,500
Balance at Mar. 31, 2020	$ 93	$ 208	792,238	4,207,462	5,000,001
Balance (in Shares) at Mar. 31, 2020	929,682	2,082,500
Change in value of Class A ordinary shares subject to possible redemption	$ 6		550,140		550,146
Change in value of Class A ordinary shares subject to possible redemption (in Shares)	55,907
Net income (loss)				(550,146)	(550,146)
Balance at Jun. 30, 2020	$ 99	$ 208	1,342,378	3,657,316	5,000,001
Balance (in Shares) at Jun. 30, 2020	985,589	2,082,500
Balance at Dec. 31, 2020	$ 141	$ 208	5,643,445	(643,793)	5,000,001
Balance (in Shares) at Dec. 31, 2020	1,413,205	2,082,500
Change in value of Class A ordinary shares subject to possible redemption	$ (9)		(930,698)		(930,707)
Change in value of Class A ordinary shares subject to possible redemption (in Shares)	(92,267)
Net income (loss)				930,716	930,716
Balance at Mar. 31, 2021	$ 132	$ 208	4,712,747	286,923	5,000,010
Balance (in Shares) at Mar. 31, 2021	1,320,938	2,082,500
Change in value of Class A ordinary shares subject to possible redemption	$ 50		4,992,340		4,992,390
Change in value of Class A ordinary shares subject to possible redemption (in Shares)	495,962
Net income (loss)				(4,992,397)	(4,992,347)
Balance at Jun. 30, 2021	$ 182	$ 208	$ 9,705,087	$ (4,705,474)	$ 5,000,003
Balance (in Shares) at Jun. 30, 2021	1,816,900	2,082,500